Financial Instruments - Summary of Impairment Losses on Accounts Receivable Recognized in Profit or Loss (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Financial Instruments [Abstract]
Impairment loss on trade receivables	$ 582
Impairment loss on other receivables	170
Impairment loss on accounts receivable	$ 752